Document And Entity Information	May 21, 2025
Document Information [Line Items]
Entity, Registrant Name	NCS Multistage Holdings, Inc.
Document, Type	8-K
Document, Period End Date	May 21, 2025
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-38071
Entity, Tax Identification Number	46-1527455
Entity, Address, Address Line One	19350 State Highway 249, Suite 600
Entity, Address, City or Town	Houston
Entity, Address, State or Province	TX
Entity, Address, Postal Zip Code	77070
City Area Code	281
Local Phone Number	453-2222
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	NCSM
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001692427